Note 17 - Fair Value Measurements - Reconciliation and Income Statement Classification of Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Balance at beginning of year	$ 1,313	$ 1,270	$ 1,247
Capitalized servicing rights – new loan sales	192	164	183
Disposals (amortization based on loan payments and payoffs)	(186)	(147)	(129)
Change in fair value	(258)	26	(31)
Balance at end of year	1,061	1,313	1,270
Fair Value, Inputs, Level 3 [Member]
Balance at beginning of year	1,313	1,270	1,247
Capitalized servicing rights – new loan sales	192	164	183
Disposals (amortization based on loan payments and payoffs)	(186)	(147)	(129)
Change in fair value	(258)	26	(31)
Balance at end of year	$ 1,061	1,313	1,270
Fair Value, Inputs, Level 3 [Member] | Debt Securities [Member]
Balance at beginning of year			2,238
Principal payments received			(2,238)
Balance at end of year